Commitments and Contingencies (Details) - Mar. 31, 2025 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
Commitments and Contingencies [Line Items]
Capital Outstanding	$ 490,000
Contract amount	695,000	$ 5,420,000
Non-current assets	$ 205,000	$ 1,600,000